RS - Summary of equity-settled 2021 Restricted Stock Unit Plans (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 15, 2022	Oct. 01, 2021	Aug. 06, 2021	Apr. 01, 2021
2021 April Restricted Stock Unit Plan [Member]
Restricted Stock Unit Plans [Line Items]
Performance criteria						100.00%
Percentage of shares vested						33.30%
Exercise price of outstanding share options			€ 18.46		€ 44.63
Expense from equity-settled share-based payment transactions	€ (219,040)	€ 1,260,750
2021 April Restricted Stock Unit Plan [Member] | Top of range [member]
Restricted Stock Unit Plans [Line Items]
Performance criteria						125.00%
2021 April Restricted Stock Unit Plan [Member] | Bottom of range [member]
Restricted Stock Unit Plans [Line Items]
Performance criteria						0.00%
2021 October Restricted Stock Unit Plan [Member]
Restricted Stock Unit Plans [Line Items]
Performance criteria				175.00%
Exercise price of outstanding share options	€ 13.21		€ 18.46